Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
In the normal course of business, the Company has committed to certain payments. The following table summarizes the Company’s commitments as at December 31, 2024:

	2025	2026	2027	2028	2029	Thereafter
Product transportation, purchases and processing (1) (2) (3)	$2,249	$2,245	$2,097	$1,983	$1,882	$19,310
North West Redwater Partnership service toll (4)	$141	$121	$103	$104	$104	$4,203
Offshore vessels and equipment	$88	$—	$—	$—	$—	$—
Field equipment and power (3)	$43	$29	$29	$28	$27	$216
Other	$124	$111	$21	$22	$21	$247
(1)The Company's commitment for the 20-year product transportation agreement on the Trans Mountain Expansion ("TMX") pipeline reflects interim tolls approved by the Canada Energy Regulator in 2023, and is subject to change pending the approval of final tolls.
(2)During 2024, the Company increased its total committed capacity on the TMX pipeline to 169,000 bbl/d, an incremental 75,000 bbl/d over the 20-year term.
(3)During 2024, the acquisition of Chevron's assets included approximately $1,292 million of product transportation and processing commitments and approximately $75 million of field equipment and power commitments (note 7).
(4)Pursuant to the processing agreements, the Company pays its 25% pro rata share of the debt component of the monthly fee-for-service toll. Included in the toll is $2,161 million of interest payable over the 40-year tolling period, ending in 2058 (note 10).
In addition to the commitments disclosed above, the Company has entered into various agreements related to the engineering, procurement, and construction of its various development projects. These contracts can be cancelled by the Company upon notice without penalty, subject to the costs incurred up to and in respect of the cancellation.
The Company is defendant and plaintiff in a number of legal actions arising in the normal course of business. In addition, the Company is subject to certain contractor construction claims. The Company believes that any liabilities that might arise pertaining to any such matters would not have a material effect on its consolidated financial position.